NOTE 13 – STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Equity [Abstract]
NOTE 13 – STOCKHOLDERS’ EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

The Company has the following equity activities during the nine months ended May 31, 2022:

Common shares

•	The Company issued 2,500,000 and 3,000,000 shares of put shares to Peak One for cash at $0.02288, and $0.02719, respectively, per share during Q1 2022.
•	The Company issued 3,146,854 of common shares to GHS Investments, LLC, from preferred shares series D conversion during Q1 2022.
•	The Company issued 1,800,000 shares of common stock for cash at $0.01548 per share, and 3,000,000 shares of common stock for cash at $0.01716 per share, and 2,300,000 shares of common stock for cash at $0.01729 per share, and 2,300,000 shares of common stock for cash at $0.0110 per share to Peak One during Q2 2022.
•	As stock-based compensation for annual bonus for calendar year of 2021, the Company issued 5,000,000 shares restricted common stock to the Chief Investment Officer and 10,000,000 shares restricted common stock to the Chief Executive Officer all at market price $0.0138 per share Q2 2022.
•	The Company issued 5,521,473 of common shares to GHS Investments, LLC from preferred shares series D conversion Q2 2022.
•	The Company issued 30,000,000 shares of restricted stock at market price $0.0138 per share to seven consultants for 6 months to 18 months consulting services of movies and NFT related business in Q2 2022.
•	On March 10, 2022, the Company issued 5,638,298 shares to Geneva Roth Remark Holding Inc. for the conversion of Series C preferred stock.
•	On March 11, 2022, the Company issued 3,639,345 shares to GHS Investments, LLC for the conversion of Series D preferred stock.
•	On March 15, 2022, the Company issued 2,819,149 shares to Geneva Roth Remark Holding Inc. for the conversion of Series C preferred stock.
•	On March 16, 2022, the Company issued 2,329,670 shares to Geneva Roth Remark Holding Inc. for the conversion of Series C preferred stock.
•	On March 21, 2022, the Company issued 4,764,045 shares to Geneva Roth Remark Holding Inc. for the conversion of Series C preferred stock.
•	On March 24, 2022, the Company issued 6,235,294 shares to Geneva Roth Remark Holding Inc. for the conversion of Series C preferred stock.
•	On March 30, 2022, the Company issued 4,416,667 shares to Geneva Roth Remark Holding Inc. for the conversion of Series C preferred stock.
•	On April 7, 2022, the Company issued 2,841,389 shares to Geneva Roth Remark Holding Inc. for the conversion of Series C preferred stock.

Preferred shares

On September 3, 2021, the Company entered into a securities purchase agreement with an accredited investor, whereby the investor purchased from the Company 234,300 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $203,500. The closing occurred on September 3, 2021. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $184,000.

On November 2, 2021, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 98,325 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $85,450. The closing occurred on October 21, 2021. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $75,368.

During the quarter ended November 30, 2021, the Company issued 153 shares of series D preferred stock to the investor for the purchase price of $153,000. After the payment of transaction-related expenses, net proceeds to the Company from the issuance of the Series D Preferred Stock was $140,760.

On December 20, 2021, the Company issued 34 shares of series D preferred stock to the investor for the purchase price of $34,000. After the payment of transaction-related expenses, net proceeds to the Company from the issuance of the Series D Preferred Stock was $31,267.

On January 21, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 89,490 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $78,035. The closing occurred on January 21, 2022. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $68,529.

On March 16, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 96,075 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $83,500. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $73,600.

The Company also recorded a penalty expense of $141,945 which was in connection with the conversion of Series C preferred stocks due to the fact that the Company was late filing the Form 10-Q for the period ended February 28, 2022.

NOTE 13 – STOCKHOLDERS’ EQUITY

The Company has 226,589,735 and 46,661,417 common shares issued and outstanding as of August 31, 2021 and August 31, 2020, respectively. These common shares were held by approximately 559 and 520 shareholders of record at August 31, 2021 and August 31, 2020, respectively. The Company has 100,000 and 0 series A preferred shares issued and outstanding as of August 31, 2021 and August 31, 2020, respectively. The Company has 20,000 and 0 series B preferred shares issued and outstanding as of August 31, 2021 and August 31, 2020, respectively

The Company has the following equity activities during the year ended August 31, 2021:

Common shares

•	The Company issued 19,000,000 shares of common stock for cash at $0.0140 per share and 4,000,000 shares of common stock for cash at $0.0715 per share.

•	The Company issued 25,406,238 shares of common stock from note conversion. Refer to Note 9 for further details.

•	The Company issued 56,407,922 shares of common stock from warrant exercises. Refer to Note 10 for further details.

•	261,111 shares of common stock returned to the Company due to officer resignations.

•	The Company issued 31,646,633 shares of put shares for cash at $0.015312, $0.014256, $0.01452, $0.077528, $0.09856, $0.11, $0.0715, $0.0563, $0.0528, $0.04875, $0.05764, and $0.0344 per share.

•	As stock-based compensation the Company issued 500,000 shares to the Chief Investment Offer and 1,000,000 shares to the Chief Executive Officer.

•	The Company issued 24,528,637 of common shares from preferred shares series C & D conversion.

•	The Company issued 17,700,000 shares of stock for consulting services.

Preferred shares

The Company authorized 10,000,000 shares of preferred shares with a par value $0.001. During the year ended August 31, 2021, the Company issued 100,000 shares of Series A Preferred shares at par value $0.001, and 20,000 shares of Series B Preferred shares at $16 per share, 280,025 shares of Series C Preferred shares and its dividend shares were converted to 7,140,360 common shares in August, 2021, and 798 shares of Series D Preferred shares were converted to 17,388,277 common shares in August, 2021.

Based upon the Series C Preferred Share purchase agreement, each share of Series C Preferred Stock carries an annual dividend in the amount of 12.0% of the Stated Value (the “Dividend Rate”). Which shall be cumulative, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an Event of Default, the Dividend Rate shall automatically increase to 22.0%. As of August 31, 2021, the Company has dividend expense of $16,801 and dividend payable of $0 on Series C Preferred Shares.

Based upon the Series D Preferred Share purchase agreement, each share of Series D Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of 8.0% per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed (the “Dividend End Date”). As of August 31, 2021, the Company has dividend expense of $9,034 and dividend payable of $1,834 on Series D Preferred Shares and included in the accrued liabilities in the balance sheet.

Warrant shares

•	The Company canceled 9,720 warrant shares with Crown Bridge and 4,200 warrant shares with Armanda Partners in November, 2020.

•	Peak One Opportunities exercised the remaining 10% of the 10,000 warrant shares issued on December 9, 2019 and 100% 750,000 warrant shares issued on July 30, 2020.

•	EMA Financial exercised all 30,000 warrant shares issued on January 17, 2020.